Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Foreign currency translation reserve	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2017	$ 151	$ 91,902	$ (2,373)	$ 89,680
Net loss for the year			(8,722)	(8,722)
Other comprehensive income (loss)		(4,154)		(4,154)
Total comprehensive income (loss)		(4,154)	(8,722)	(12,876)
Exercise of warrants	1			1
Repurchase of equity awards			(761)	(761)
Share-based payment costs			6,170	6,170
Transactions with owners	1		5,409	5,410
Equity at end of period at Dec. 31, 2018	152	87,748	(5,686)	82,214
Net loss for the year			(4,221)	(4,221)
Other comprehensive income (loss)		(1,899)		(1,899)
Total comprehensive income (loss)		(1,899)	(4,221)	(6,120)
Repurchase of equity awards			(670)	(670)
Share-based payment costs			2,145	2,145
Transactions with owners			1,475	1,475
Equity at end of period at Dec. 31, 2019	152	85,849	(8,432)	77,569
Net loss for the year			(6,449)	(6,449)
Other comprehensive income (loss)		7,466		7,466
Total comprehensive income (loss)		7,466	(6,449)	1,017
Exercise of warrants	2			2
Repurchase of equity awards			(278)	(278)
Share-based payment costs			334	334
Transactions with owners	2		56	58
Equity at end of period at Dec. 31, 2020	$ 154	$ 93,315	$ (14,825)	$ 78,644